CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ 142,912	$ (31,826)	$ (11,520)
Less: Net income from discontinued operations	221,183	20,288	18,335
Net loss from continuing operations	(78,271)	(52,114)	(29,855)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Allowance for doubtful accounts	(2,661)	3,212	1,049
Depreciation and amortization	5,771	6,294	11,813
Share-based compensation	567	1,281	943
Loss (income) on equity method investments	(2,352)	212	69
Loss on disposal of property and equipment	(129)	(11)	296
Gain on sale/maturity of short-term investments	(347)	(643)	(1,414)
Changes in assets and liabilities
Accounts receivable	13,742	9,371	(6,475)
Notes receivable	762	(116)	(646)
Prepaid concession fees	7,302	(997)	(3,388)
Other current assets	(16,045)	2,224	4,115
Long-term deposits	3,632	(108)	868
Other non-current assets	2,778	(5,095)	$ (661)
Amounts due from related parties	(4,873)	(953)
Accounts payable	(8,591)	(1,723)	$ 2,977
Accrued expenses and other current liabilities	(6,762)	(466)	168
Deferred revenue	(2,643)	$ (1,905)	$ 621
Amounts due to related parties	12,803
Deferred tax assets (liabilities), net	4,681	$ (2,288)	$ (4,394)
Income tax payable	$ 42,600	(68)	$ 318
Other noncurrent liabilities		1,264
Net cash used in continuing operations	$ (28,036)	(42,629)	$ (23,596)
Net cash provided by (used in) discontinued operations	(41,026)	40,815	24,133
Net cash provided by (used in) operating activities	(69,062)	(1,814)	537
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	$ (10,389)	(4,306)	(803)
Prepaid equipment costs		(11,224)	(56,996)
Proceeds from disposal of property and equipment	$ 978	18	30
Net amount received upon settlement of short-term investment	$ 14,206	26,073	111
Dividend received from equity method investee		242	$ 686
Restricted cash	$ 3,223	$ (3,223)
Acquisition of Guangzhou Xinyu (net of cash acquired of $nil)	(4,808)
Acquisition of AM Jiaming (net of cash acquired of $325)	325
Disposal of controlling interest in a former subsidiary (net of cash disposed of $14)	(14)
Loan to third parties	(5,572)
Purchase of long-term investment	(3,033)	$ (1,629)	$ (1,645)
Net cash (used in) provided by continuing operations	(5,084)	5,951	(58,617)
Net cash (used in) provided by discontinued operations	93,226	(12,108)	(11,849)
Net cash (used in) provided by investing activities	$ 88,142	$ (6,157)	(70,466)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash paid for treasury stock			$ (2,846)
Cash received from short-term loan		$ 3,000
Cash payment for a short-term loan	$ (3,000)
Distribution of dividends to noncontrolling interests	$ (221)		$ (675)
Capital contribution from non-controlling interests		$ 11,241	$ 59,438
Proceeds from disposal of equity interests of AirMedia Lianhe	$ 536	1,958
Proceeds from options exercised	4,826	624	$ 21
Net cash provided by continuing operations	$ 2,141	$ 16,823	55,938
Net cash used in discontinued operations			(1,627)
Net cash provided by financing activities	$ 2,141	$ 16,823	54,311
Effect of exchange rate changes	(1,698)	(1,067)	1,636
Net (decrease) increase in cash	19,523	7,785	(13,982)
Cash and cash equivalents, at beginning of year	60,117	59,652	73,634
Cash and cash equivalents, at end of year	86,960	60,117	59,652
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	957	1,812	$ 1,340
Interests paid for short-term loan	10	75
Fair value of property, equipment and other assets acquired in exchange of advertising services rendered and subsidiary's equity transferred	304	11,083	$ 50,305
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES
Payable for purchase of property and equipment	$ 15,925	8,526	$ 3,561
Dividend payable to non-controlling interests		73
Receivable for disposal of equity interests of AM Film and AirMedia Lianhe	$ 233	1,118
Receivable for disposal of 51% equity interest in AM Jiaming		$ 53
Consideration receivable	$ 200,685